NET LOSS PER SHARE - Schedule of Antidilutive Securities (Details) - shares	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2022	Jun. 30, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	91,795,960	54,492,544	50,873,467
Toggle Senior Unsecured Convertible Notes | Convertible Notes Payable
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest rate, stated percentage							8.00%
5% Senior Convertible Notes | Convertible Notes Payable
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest rate, stated percentage						5.00%
5% Senior Convertible Notes - Subsequent Placement | Convertible Notes Payable
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest rate, stated percentage	5.00%		5.00%			5.00%
Convertible Debt | Toggle Senior Unsecured Convertible Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	24,123,014	0	0
Convertible Debt | 5% Senior Convertible Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)			22,418,653	0	0
Outstanding warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	1,137,850	0	0
Stock options, including performance stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	22,470,585	28,996,160	32,529,224
Restricted stock units, including Market Based RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	21,645,858	25,496,384	18,344,243